ACQUISITIONS (Details) (USD $) In Thousands, unless otherwise specified			2 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Acquisition of Wole, Inc.	Dec. 31, 2011 Acquisition of Wole, Inc.	Dec. 31, 2010 Acquisition of Wole, Inc.	Oct. 27, 2011 Acquisition of Wole, Inc.	Oct. 27, 2011 Acquisition of Wole, Inc. Technology	Oct. 27, 2011 Acquisition of Wole, Inc. Registered user list	Oct. 27, 2011 Acquisition of Wole, Inc. Non-compete agreement	Oct. 27, 2011 Acquisition of Wole, Inc. User generated content	Oct. 27, 2011 Acquisition of Wole, Inc. Video content copyright	Oct. 27, 2011 Acquisition of Wole, Inc. Customer relationship	Oct. 27, 2011 Acquisition of Wole, Inc. Webgame cooperation agreement	Oct. 27, 2011 Acquisition of Wole, Inc. Relationship with broadcasters
Acquisitions and disposals in relation with WVAS business
Revenue of the acquiree from acquisition date included in the consolidated financial statement of operations			$ 2,228
Net loss of the acquiree from acquisition date included in the consolidated financial statement of operations			364
Purchase price allocation of total purchase price to assets acquired and liabilities
Goodwill						54,161
Net working capital acquired						4,197
Net fixed assets						671
Domain name, trademarks and online licenses						23,817
Finite-lived intangible assets							854	443	187	1,313	348	316	237	443
Other long-term deferred expense						3
Deferred tax liability						(6,990)
Total						80,000
Amortization periods of finite lived intangible assets							6 years	3 years	4 years	6 years	2 years	4 years	2 years	6 years
Pro forma financial information
Pro forma net revenues				127,514	82,579
Pro forma net income (loss)				39,108	(67,379)
Paid-in capital	$ 1,319,044	$ 1,407,059